Note 12 - Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013
Risks and Uncertainties [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Region	September 30, 2013	October 31, 2012
North America	$22,364,518	$19,897,356
Europe, Middle East, and Asia	8,268,332	7,471,878
Total	$30,632,850	$27,369,234

	Years Ended January 31,
	2013	2012	2011
Region
North America	$29,750,058	$29,610,611	$30,430,458
Europe, Middle East, and Asia	12,778,333	11,215,879	9,280,063
Total	$42,528,391	$40,826,490	$39,710,521

Long-lived Assets by Geographic Areas [Table Text Block]
	January 31,
	2013	2012	2011
Region
North America	$1,111,651	$1,622,079	$2,461,257
Europe, Middle East, and Asia	647,915	766,250	865,528
Total	$1,759,566	$2,388,329	$3,326,785